Other liabilities	12 Months Ended
Dec. 31, 2024
Other Liabilities1 [Abstract]
Other liabilities
Following is a summary of other liabilities:

	December 31,
	2024	2023
Accruals and other accumulated expenses	31,806	24,120
Funds received for debt repayment	—	14,735
Accounts payable	6,236	5,143
Unearned commissions	7,305	9,652
Other	84	84
Total	45,431	53,734